Parnassus Income Fund
       One Market - Steuart Tower #1600, San Francisco, California 94105



                                                          May 1, 1997
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:      Rule 497 (c) Filing
         The Parnassus Income Fund
         1940 Act File No. 811-6673
         1933 Act File No. 33-36065

Ladies and Gentlemen:

The form of prospectus and Statement of Additional Information that would have been filed under 497(c) is no different than the text of the most recent registration on Form N-1A that was filed electronically on May 1, 1997 under Rule 485 (b). We certify that this is correct.


                                                          Yours truly,



                                                          Jerome L. Dodson
                                                          President